NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
NET LOSS PER SHARE [Abstract]
Calculation of Basic and Diluted Net Loss Per Share
Basic and diluted net loss per share for each of the year presented were calculated as follows:

	For the Year Ended December 31,
	2021	2020	2019

Numerator:
Net loss attributable to the Company’s shareholders	(16,421,807)	(5,165,892)	(19,466,015)
Denominator:
Weighted average ordinary shares used in computing basic and diluted loss per share	175,090,266	174,853,546	174,853,546
Basic and diluted net loss per share	(0.09)	(0.03)	(0.11)